Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	55.360
Maximum Aggregate Offering Price	$ 110,720,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,290
Offering Note
(1)    This Registration Statement covers the offer and sale of 2,000,000 shares of Common Stock of Exelixis, Inc. (the “Registrant” or the “Company”) under the Exelixis, Inc. Amended and Restated 2017 Equity Incentive Plan (the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s Common Stock.
(2)    Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock on July 30, 2026, as reported on the Nasdaq Global Select Market.